Loans, Borrowing and Other Financial Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans, Borrowing and Other Financial Liabilities [Line Items]
Fixed price per share (in Pesos per share)	$ 0.3
Put option contract	5.00%
Spice Investment Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Shareholding and representing (in Shares)	1
Loan commitments [member] | Top of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest		37.51%
Loan commitments [member] | Bottom of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest	23.16%	29.82%
Loan commitments [member] | Spice Investment Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Voting capital	25.00%
Loan commitments [member] | Spice Investment Mercosur S.A. [Member] | Top of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest	30.85%